Related party transactions - Schedule of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 347	$ 1,202	$ 1,516	$ 1,869
Pension costs	60	64	130	116
Share-based compensation expense	2,678	3,076	5,489	4,796
Total	$ 3,085	$ 4,342	$ 7,135	$ 6,781